Basis of Presentation - Additional Information (Detail) R$ / shares in Units, $ / shares in Units, € in Millions						1 Months Ended		12 Months Ended
	Aug. 29, 2017 BRL (R$) CreditFacility	Sep. 20, 2016 BRL (R$)	Sep. 01, 2015 BRL (R$) shares	May 05, 2014 BRL (R$) R$ / shares shares	Mar. 27, 2014 BRL (R$)	Jun. 30, 2016 BRL (R$)	Apr. 30, 2014 BRL (R$) shares	Dec. 31, 2017 BRL (R$) shares Installment R$ / shares	Dec. 31, 2017 USD ($) shares Installment	Dec. 31, 2017 USD ($) Installment shares	Dec. 20, 2017 BRL (R$)	Jun. 23, 2017 BRL (R$)	Mar. 31, 2017 shares	Dec. 31, 2016 BRL (R$) shares	Dec. 31, 2015 BRL (R$)	Mar. 30, 2015 BRL (R$)	Mar. 30, 2015 EUR (€)	May 05, 2014 $ / shares
General Information Disclosures [Line Items]
Labor claims, description								Labor claims shall be paid in five (5) equal monthly installments, with a 180-day grace period after the Court Ratification of the Plan. Labor claims not yet acknowledged shall be paid in five (5) equal monthly installments, with a six-month grace period after a final, unappealable court on the amount due decision is issued.	Labor claims shall be paid in five (5) equal monthly installments, with a 180-day grace period after the Court Ratification of the Plan. Labor claims not yet acknowledged shall be paid in five (5) equal monthly installments, with a six-month grace period after a final, unappealable court on the amount due decision is issued.
Pension fund claims, description								Payable in six (6) annual, equal installments, with a five-year grace period as from the Court Ratification of the Plan.	Payable in six (6) annual, equal installments, with a five-year grace period as from the Court Ratification of the Plan.
Interest/inflation adjustment, description								Interest/inflation adjustment: five-year grace period for interest. National Consumer Price Index (INPC) + 5.5% per year, levied as from the Court Ratification of the Plan, annually accrued during the grace period and payable annually, as from the sixth year, together with the principal installments.	Interest/inflation adjustment: five-year grace period for interest. National Consumer Price Index (INPC) + 5.5% per year, levied as from the Court Ratification of the Plan, annually accrued during the grace period and payable annually, as from the sixth year, together with the principal installments.
Grace period for principal								72 months	72 months
Grace period on interest								4 years	4 years
Interest rate spread								2.94637%	2.94637%
Linear payment to Unsecured Creditors								R$ 1,000,000
Period which linear payment should made								20 days	20 days
Description of linear payment to unsecured creditors								Unsecured Creditors and MEs/EPPs with claims above R$1,000 can elect to receive their claims in a single installment, providing that they agree to receive only R$1,000 as the full payment of their claims an related costs, payable within 20 business days after the end of the period to elect the payment option.	Unsecured Creditors and MEs/EPPs with claims above R$1,000 can elect to receive their claims in a single installment, providing that they agree to receive only R$1,000 as the full payment of their claims an related costs, payable within 20 business days after the end of the period to elect the payment option.
Grace period for the principal debt								6 years	6 years
Debt instrument interest rate								6.00%		6.00%
Period of commencement of interest accrual								78 months	78 months
Exchange ratios threshold | $									$ 664,573.98
Number of shares issued | shares								519,752,000		519,752,000			8,538,277	519,752,000
Notes face value																R$ 3,163,000,000	€ 897
Related party claims principal repayment period starts								20 years	20 years
Number of installments for claims principal repayment | Installment								5	5
TR for real-denominated intragroup claims								0.50%	0.50%
Percentage of net revenue from sale of assets transferred to cash sweep								100.00%	100.00%
Threshold amount of net revenue from sale of assets transferred to cash sweep | $									$ 200,000,000
Percentage of cash balance that exceeds the minimum cash balance								70.00%	70.00%
Threshold percentage of minimum cash balance								25.00%	25.00%
Threshold minimum cash balance								R$ 5,000,000,000
Capital increases new issues								4,000,000,000
Increase in capital					R$ 13,960,000,000		R$ 13,217,865,000
Capital				R$ 21,431,109,000				21,438,374,000						R$ 21,438,374,000
Assets								70,986,768,000						74,046,854,000	R$ 94,545,227,000
Liabilities								5,701,097,000						6,205,991,000	R$ 57,386,373,000
Cash								R$ 277,500,000						270,310,000
Shares offered for conversion | shares			314,250,655
Percentage of shares offered for conversion			66.84%
Pt Participacoes Sgps SA [Member]
General Information Disclosures [Line Items]
Stakes in former subsidiaries of PT group after sale of shares of PT Portugal								100.00%	100.00%
Timor Telecom Sa[Member]
General Information Disclosures [Line Items]
Stakes in former subsidiaries of PT group after sale of shares of PT Portugal								100.00%	100.00%
Portugal Telecom Internacional Finance Bv [Member]
General Information Disclosures [Line Items]
Stakes in former subsidiaries of PT group after sale of shares of PT Portugal								100.00%	100.00%
Cvtel BV [Member]
General Information Disclosures [Line Items]
Stakes in former subsidiaries of PT group after sale of shares of PT Portugal								100.00%	100.00%
Carrigans Finance Sarl [Member]
General Information Disclosures [Line Items]
Stakes in former subsidiaries of PT group after sale of shares of PT Portugal								100.00%	100.00%
Tmar Part [Member]
General Information Disclosures [Line Items]
Net assets at book value			R$ 122,412,000
Goodwill tax benefits			R$ 982,768,000
PT Portugal SGPS, S.A. ("PT Portugal")
General Information Disclosures [Line Items]
Value of asset received in exchange of shares issued					5,710,000,000
Assets					30,299,000
Liabilities					33,115,000
Cash					R$ 8,250,000,000
Over-Allotment Option [Member]
General Information Disclosures [Line Items]
Capital increases new issues				R$ 742,035,000
Africatel Holdings Bv | Unitel S.A. ("Unitel")]
General Information Disclosures [Line Items]
Percentage of stake held								25.00%		25.00%
Africatel Holdings Bv | Cabo Verde Telecom SA
General Information Disclosures [Line Items]
Percentage of stake held								40.00%		40.00%
Common Stock
General Information Disclosures [Line Items]
Issuance of shares | shares							2,142,279,524
Sale of stock, price per share | R$ / shares				R$ 2.17
Common Stock | American Depositary Shares
General Information Disclosures [Line Items]
Issuance of shares | shares							396,589,982
Sale of stock, price per share | $ / shares																		$ 0.970
Common Stock | Over-Allotment Option [Member]
General Information Disclosures [Line Items]
Issuance of shares | shares				120,265,046
Preferred Stock
General Information Disclosures [Line Items]
Issuance of shares | shares							4,284,559,049
Sale of stock, price per share | R$ / shares				R$ 2.00
Preferred Stock | American Depositary Shares
General Information Disclosures [Line Items]
Issuance of shares | shares							828,881,795
Sale of stock, price per share | $ / shares																		$ 0.894
Preferred Stock | Over-Allotment Option [Member]
General Information Disclosures [Line Items]
Issuance of shares | shares				240,530,092
Shares
General Information Disclosures [Line Items]
Commitment fee, percentage								10.00%		10.00%
BRAZIL
General Information Disclosures [Line Items]
Assets								R$ 66,311,553,000						R$ 68,642,952,000
Creditors Settlement Program
General Information Disclosures [Line Items]
Prepayment of claim amount												R$ 50,000,000
Prepayment of claim amount percentage if OI creditors accepts												90.00%
Prepayment of claim amount remaining percentage												10.00%
Number of creditors joined | CreditFacility	35,000
Payment for settlement	R$ 360,000,000
Creditors Settlement Program | BRAZIL
General Information Disclosures [Line Items]
Number of creditors joined | CreditFacility	30,000
Creditors Settlement Program | PORTUGAL
General Information Disclosures [Line Items]
Number of creditors joined | CreditFacility	5,000
National Telecommunications Agency
General Information Disclosures [Line Items]
Lawsuits value						R$ 14,500,000,000
First Installment
General Information Disclosures [Line Items]
Payment of nontax pre-petition claims percentage								0.16%	0.16%
Second Installment
General Information Disclosures [Line Items]
Payment of nontax pre-petition claims percentage								0.33%	0.33%
Third Installment
General Information Disclosures [Line Items]
Payment of nontax pre-petition claims percentage								0.50%	0.50%
Fourth Installment
General Information Disclosures [Line Items]
Payment of nontax pre-petition claims percentage								0.66%	0.66%
US dollar
General Information Disclosures [Line Items]
Commitment fee, percentage								8.00%		8.00%
First List of Creditors
General Information Disclosures [Line Items]
Payables to parties		R$ 65,100,000,000
Days which creditors claims file with Judicial Administrator		15 days
Description of deadline for creditors for claims								The publication of the List of Creditors set two deadlines for the creditors: (i) a ten-business day deadline to file with the Judge their challenges to Second List of Creditors (the “Challenge”); and (ii) a thirty-business day deadline to file with the Judge their objections to the Judicial Reorganization Plan (the “Objection”).	The publication of the List of Creditors set two deadlines for the creditors: (i) a ten-business day deadline to file with the Judge their challenges to Second List of Creditors (the “Challenge”); and (ii) a thirty-business day deadline to file with the Judge their objections to the Judicial Reorganization Plan (the “Objection”).
Interest
General Information Disclosures [Line Items]
Discounts applied								50.00%	50.00%
Principal
General Information Disclosures [Line Items]
Discounts applied								50.00%	50.00%
PTIF
General Information Disclosures [Line Items]
Number of shares issued | shares								9,137		9,137
Notes issued | $									$ 145,262
Notes face value | $										$ 130,000
Notes issued, premium | $										$ 15,262
Number of shares issued | shares								825,760,902	825,760,902
Insurance Claims | Unqualified Bonds
General Information Disclosures [Line Items]
Principal as percentage of unqualified bondholders' claims								50.00%	50.00%
Number of semiannual successive installments | Installment								12		12
Debt Instrument Frequency Of Periodic Payment								Semiannual	Semiannual
Restructuring Option One
General Information Disclosures [Line Items]
Grace period for principal								60 months	60 months
Repayment to unsecured creditors								R$ 10,000,000,000	$ 1,150,000,000
Number of semiannual installments | Installment								24		24
Restructuring Option One | Brazilian reais
General Information Disclosures [Line Items]
Principal as percentage of unqualified bondholders' claims								80.00%	80.00%
Restructuring Option One | US dollar
General Information Disclosures [Line Items]
Principal as percentage of unqualified bondholders' claims								1.75%	1.75%
Restructuring Option Two
General Information Disclosures [Line Items]
Grace period for principal								60 months	60 months
Repayment to unsecured creditors | $									$ 850,000,000
Number of semiannual installments | Installment								24		24
Principal as percentage of unqualified bondholders' claims								1.25%	1.25%
Restructuring Option Two | Semiannual Payment at Grace Period
General Information Disclosures [Line Items]
Principal as percentage of unqualified bondholders' claims								10.00%	10.00%
Restructuring Option Two | Annual Payment at Grace Period
General Information Disclosures [Line Items]
Principal as percentage of unqualified bondholders' claims								90.00%	90.00%
Restructuring Option Two | Semiannual Payment After Grace Period
General Information Disclosures [Line Items]
Principal as percentage of unqualified bondholders' claims								100.00%	100.00%
Subscription Warrants | PTIF
General Information Disclosures [Line Items]
Warrants issued | shares								9,155	9,155
New I Common Shares | PTIF
General Information Disclosures [Line Items]
Number of shares issued | shares								119,017		119,017
New I Common Shares | Subscription Warrants | PTIF
General Information Disclosures [Line Items]
Warrants issued | shares								135,081,089	135,081,089
Maximum | Insurance Claims | Unqualified Bonds
General Information Disclosures [Line Items]
Policyholders' benefits | $									$ 500,000,000
Principal repayment cap | $									250,000,000
Maximum | Insurance Claims | Unqualified Bonds | Bond Holders
General Information Disclosures [Line Items]
Policyholders' benefits | $									750,000
Maximum | New I Common Shares | PTIF
General Information Disclosures [Line Items]
Number of shares issued | shares								1,756,054,163		1,756,054,163
Share price | R$ / shares								R$ 7
Proceeds from issuance of shares								R$ 12,292,379,141
Minimum | Bond Holders
General Information Disclosures [Line Items]
Threshold for offer | $									$ 750,000
Minimum | New I Common Shares | PTIF
General Information Disclosures [Line Items]
Share price | R$ / shares								R$ 6.70
Proceeds from issuance of shares								R$ 11,756,562,892.10
RJ Debtors | Maximum
General Information Disclosures [Line Items]
Net debt-to-EBITDA ratio								2.00%	2.00%
Notes Payable | PTIF
General Information Disclosures [Line Items]
Notes face value | $										$ 1,000
Maturity term								7 years	7 years
Principal repayments period								84 months	84 months
Interest payment description								10% per year, paid semiannually; or During the first three (3) years as from the plan’s ratification, 12% interest paid semiannually, of which 8% of the annual interest paid is in cash semiannually and 4% compounded semiannually and paid in the 36thmonth after the issue date of the New Notes, and beginning in the 4th year when annual 10% interest in being charged, paid semiannually.	10% per year, paid semiannually; or During the first three (3) years as from the plan’s ratification, 12% interest paid semiannually, of which 8% of the annual interest paid is in cash semiannually and 4% compounded semiannually and paid in the 36thmonth after the issue date of the New Notes, and beginning in the 4th year when annual 10% interest in being charged, paid semiannually.
Notes Payable | Maximum | PTIF
General Information Disclosures [Line Items]
Note par value								R$ 6,300,000,000		$ 1,918,100,167
General Payment Method
General Information Disclosures [Line Items]
Grace period for principal								20 years	20 years
Principal as percentage of unqualified bondholders' claims								15.00%	15.00%
Number of annual repayment installments | Installment								5	5
Maximum claims payment amount								R$ 150,000,000
Maximum number of business days for claims payment								20 days	20 days
Percentage of discount for claims								10.00%	10.00%
Claims payment description								If these suppliers have claims in excess of R$150,000, they shall receive the outstanding amount minus a 10% discount in four (4) equal annual, successive installments, plus (i) TR + 0.5% in the case of real-denominated claims and (ii) 0.5% per year in the case of US dollar- or euro-denominated claims.	If these suppliers have claims in excess of R$150,000, they shall receive the outstanding amount minus a 10% discount in four (4) equal annual, successive installments, plus (i) TR + 0.5% in the case of real-denominated claims and (ii) 0.5% per year in the case of US dollar- or euro-denominated claims.
General Payment Method | Maximum
General Information Disclosures [Line Items]
Payment amount								R$ 70,000,000,000
Judicial Reorganization Plan | New I Common Shares
General Information Disclosures [Line Items]
Percentage of stake held								72.12%		72.12%
Judicial Reorganization Plan | New II Common Shares
General Information Disclosures [Line Items]
Common stock, value, outstanding											R$ 3,000,000,000